Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
17 Inventories
Accounting policies
Inventories
Commodity inventories not held for trading purposes are stated at the lower of cost and net realisable value. Cost is determined by the
first-in first-out method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses.
Commodity inventories held for trading purposes are measured at fair value less cost to sell (FVLCS), with subsequent changes in fair
value recognised in the Consolidated statement of income as part of Revenues. These inventories are categorised within level 2 of the
fair value hierarchy.

At 31 December
(in USD million) 2023 2022
Crude oil 2,051 2,115
Petroleum products 380 451
Natural gas 54 127
Commodity inventories at the lower of cost and net

realisable value
2,485 2,693
Natural gas held for trading purposes measured

at fair value
810 1,994
Other 520 517
Total inventories 3,814 5,205
Inventories held for trading purposes consist of natural gas storages held by Danske Commodities.